Note 17 - Related Party Transactions	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
1
7
.
Related Party Transactions

A small percentage (less than
1%
in fiscal
2019
and
2018
) of vegetables supplied to the Company’s New York packaging plants are grown by a director of Seneca Foods Corporation, which supplied the Company approximately
$2.4
million and
$1.4
million, pursuant to a raw vegetable grower contract in fiscal
2019
and
2018,
respectively.

During the years ended
March 31, 2019
and
2018,
the Company made charitable contributions to a related party foundation in the amount of approximately
$0.3
million and
$0.4
million, respectively. The Foundation is a nonprofit entity that supports charitable activities by making grants to unrelated organizations or institutions. This Foundation is managed by current employees of the Company.